CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Worldwide vehicle rental	$ 4,628	$ 9,107	$ 8,756
All other operations	630	672	748
Total revenues	5,258	9,779	9,504
Expenses:
Direct vehicle and operating	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	2,032	2,565	2,690
Selling, general and administrative	664	969	1,017
Interest expense, net:
Total interest expense, net	608	805	739
Intangible and other asset impairments	213	0	0
Other (income) expense, net	(9)	(59)	(40)
Reorganization items, net	175	0	0
Total expenses	7,310	9,766	9,761
Income (loss) before income taxes	(2,052)	13	(257)
Income tax (provision) benefit	329	(63)	30
Net income (loss)	(1,723)	(50)	(227)
Net (income) loss attributable to noncontrolling interests	9	(8)	2
Net income (loss) attributable to Hertz Global	$ (1,714)	$ (58)	$ (225)
Weighted-average shares outstanding:
Basic (in shares)	150	117	96
Diluted (in shares)	150	117	96
Earnings (loss) per share:
Basic earnings (loss) per share (in dollars per share)	$ (11.44)	$ (0.49)	$ (2.35)
Diluted earnings (loss) per share (in dollars per share)	$ (11.44)	$ (0.49)	$ (2.35)
The Hertz Corporation
Revenues:
Worldwide vehicle rental	$ 4,628	$ 9,107	$ 8,756
All other operations	630	672	748
Total revenues	5,258	9,779	9,504
Expenses:
Direct vehicle and operating	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	2,032	2,565	2,690
Selling, general and administrative	664	969	1,017
Interest expense, net:
Total interest expense, net	606	798	732
Intangible and other asset impairments	213	0	0
Write-off of intercompany loan	133	0	0
Other (income) expense, net	(9)	(59)	(40)
Reorganization items, net	175	0	0
Total expenses	7,441	9,759	9,754
Income (loss) before income taxes	(2,183)	20	(250)
Income tax (provision) benefit	328	(65)	28
Net income (loss)	(1,855)	(45)	(222)
Net (income) loss attributable to noncontrolling interests	9		2
Net income (loss) attributable to Hertz Global	(1,846)	(53)	(220)
Vehicle
Interest expense, net:
Total interest expense, net	(455)	(494)	(448)
Vehicle | The Hertz Corporation
Interest expense, net:
Total interest expense, net	(455)	(494)	(448)
Non-vehicle
Interest expense, net:
Total interest expense, net	(153)	(311)	(291)
Non-vehicle | The Hertz Corporation
Interest expense, net:
Total interest expense, net	$ (151)	$ (304)	$ (284)